Distribution Date:	07/12/24	DBJPM 2017-C6 Mortgage Trust
Determination Date:	07/08/24
Next Distribution Date:	08/12/24
Record Date:	06/28/24	Commercial Mortgage Pass-Through Certificates
Series 2017-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Exchangeable Certificate Detail	5-6		Association
Additional Information	7		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Cash Flows	8		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Certificate Ratings Detail	9	Special Servicer	K-Star Asset Management LLC
Bond / Collateral Reconciliation - Balances	10		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
			5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Current Mortgage Loan and Property Stratification	11-15
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Mortgage Loan Detail (Part 1)	16-17		Bank, N.A.
Mortgage Loan Detail (Part 2)	18-19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Principal Prepayment Detail	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Detail	21	Operating Advisor & Asset	Pentalpha Surveillance LLC
Delinquency Loan Detail	22	Representations Reviewer
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Collateral Stratification and Historical Detail	23
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 1	24
		Rating Agency	Fitch Ratings, Inc.
Specially Serviced Loan Detail - Part 2	25			(212) 908-0500
Modified Loan Detail	26		33 Whitehall Street | New York, NY 10004 | United States
Historical Liquidated Loan Detail	27	Rating Agency	Moody's Investors Service, Inc
Historical Bond / Collateral Loss Reconciliation Detail	28		General Contact	(212) 553-1653
Interest Shortfall Detail - Collateral Level	29		7 World Trade Center, at 250 Greenwich Street | New York, NY 10007 | United States
Supplemental Notes	30	Rating Agency	Standard & Poor's Rating Services
				(212) 438-2430
			55 Water Street | New York, NY 10041 | United States
		Rating Agency	DBRS, Inc.
			US office	(312) 332-3492
			333 West Wacker Drive, Suite 1800 | Chicago, IL 60606 | United States
		Directing Certificateholder	KKR Real Estate Credit Opportunity Partners Aggregator I L.P.
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	23312JAA1	1.907000%	24,010,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	31.89%
A-2	23312JAB9	2.917000%	96,439,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	31.89%
A-3	23312JAC7	3.269000%	151,000,000.00	91,590,538.24	254,046.95	249,507.89	0.00	0.00	503,554.84	91,336,491.29	37.84%	31.89%
A-SB	23312JAD5	3.121000%	35,950,000.00	20,728,170.29	630,008.56	53,910.52	0.00	0.00	683,919.08	20,098,161.73	37.84%	31.89%
A-4	23312JAE3	3.071000%	200,000,000.00	200,000,000.00	0.00	511,833.33	0.00	0.00	511,833.33	200,000,000.00	37.84%	31.89%
A-5	23312JAF0	3.328000%	263,878,000.00	263,878,000.00	0.00	731,821.65	0.00	0.00	731,821.65	263,878,000.00	37.84%	31.89%
A-M	23312JAH6	3.561000%	104,674,000.00	104,674,000.00	0.00	310,620.10	0.00	0.00	310,620.10	104,674,000.00	26.53%	22.65%
B	23312JAJ2	3.792000%	48,205,000.00	48,205,000.00	0.00	152,327.80	0.00	0.00	152,327.80	48,205,000.00	21.33%	18.39%
C	23312JAK9	4.174000%	49,582,000.00	49,582,000.00	0.00	172,462.72	0.00	0.00	172,462.72	49,582,000.00	15.97%	14.01%
D	23312JAQ6	3.182552%	53,714,000.00	53,714,000.00	0.00	142,456.32	0.00	0.00	142,456.32	53,714,000.00	10.17%	9.27%
E-RR	23312JAT0	4.182552%	26,168,000.00	26,168,000.00	0.00	91,207.51	0.00	0.00	91,207.51	26,168,000.00	7.34%	6.96%
F-RR	23312JAV5	4.182552%	11,018,000.00	11,018,000.00	0.00	38,402.80	0.00	0.00	38,402.80	11,018,000.00	6.15%	5.98%
G-RR*	23312JAX1	4.182552%	37,187,594.00	31,921,738.40	0.00	57,391.36	0.00	0.00	57,391.36	31,921,738.40	2.70%	2.70%
VRR Interest	N/A	4.182552%	30,574,810.00	25,015,359.02	24,531.86	85,695.16	0.00	0.00	110,227.02	24,990,827.16	0.00%	0.00%
S	23312JAZ6	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	23312JBA0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,132,400,404.02	926,494,805.95	908,587.37	2,597,637.16	0.00	0.00	3,506,224.53	925,586,218.58

X-A	23312JAG8	0.908461%	875,951,000.00	680,870,708.53	0.00	515,453.96	0.00	0.00	515,453.96	679,986,653.02
X-B	23312JAL7	0.196862%	97,787,000.00	97,787,000.00	0.00	16,042.13	0.00	0.00	16,042.13	97,787,000.00
X-D	23312JAN3	1.000000%	53,714,000.00	53,714,000.00	0.00	44,761.67	0.00	0.00	44,761.67	53,714,000.00
Notional SubTotal			1,027,452,000.00	832,371,708.53	0.00	576,257.76	0.00	0.00	576,257.76	831,487,653.02

Deal Distribution Total					908,587.37	3,173,894.92	0.00	0.00	4,082,482.29

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	23312JAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	23312JAB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	23312JAC7	606.55985589	1.68243013	1.65237013	0.00000000	0.00000000	0.00000000	0.00000000	3.33480026	604.87742576
A-SB	23312JAD5	576.58331822	17.52457747	1.49959722	0.00000000	0.00000000	0.00000000	0.00000000	19.02417469	559.05874075
A-4	23312JAE3	1,000.00000000	0.00000000	2.55916665	0.00000000	0.00000000	0.00000000	0.00000000	2.55916665	1,000.00000000
A-5	23312JAF0	1,000.00000000	0.00000000	2.77333332	0.00000000	0.00000000	0.00000000	0.00000000	2.77333332	1,000.00000000
A-M	23312JAH6	1,000.00000000	0.00000000	2.96750005	0.00000000	0.00000000	0.00000000	0.00000000	2.96750005	1,000.00000000
B	23312JAJ2	1,000.00000000	0.00000000	3.16000000	0.00000000	0.00000000	0.00000000	0.00000000	3.16000000	1,000.00000000
C	23312JAK9	1,000.00000000	0.00000000	3.47833327	0.00000000	0.00000000	0.00000000	0.00000000	3.47833327	1,000.00000000
D	23312JAQ6	1,000.00000000	0.00000000	2.65212645	0.00000000	0.00000000	0.00000000	0.00000000	2.65212645	1,000.00000000
E-RR	23312JAT0	1,000.00000000	0.00000000	3.48545972	0.00000000	0.00000000	0.00000000	0.00000000	3.48545972	1,000.00000000
F-RR	23312JAV5	1,000.00000000	0.00000000	3.48546016	0.00000000	0.00000000	0.00000000	0.00000000	3.48546016	1,000.00000000
G-RR	23312JAX1	858.39751827	0.00000000	1.54329317	1.44861698	27.75361859	0.00000000	0.00000000	1.54329317	858.39751827
VRR Interest	N/A	818.16891160	0.80235527	2.80280270	0.04889221	0.93670934	0.00000000	0.00000000	3.60515797	817.36655633
S	23312JAZ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	23312JBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	23312JAG8	777.29314600	0.00000000	0.58845068	0.00000000	0.00000000	0.00000000	0.00000000	0.58845068	776.28389376
X-B	23312JAL7	1,000.00000000	0.00000000	0.16405177	0.00000000	0.00000000	0.00000000	0.00000000	0.16405177	1,000.00000000
X-D	23312JAN3	1,000.00000000	0.00000000	0.83333340	0.00000000	0.00000000	0.00000000	0.00000000	0.83333340	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	06/01/24 - 06/30/24	30	0.00	249,507.89	0.00	249,507.89	0.00	0.00	0.00	249,507.89	0.00
A-SB	06/01/24 - 06/30/24	30	0.00	53,910.52	0.00	53,910.52	0.00	0.00	0.00	53,910.52	0.00
A-4	06/01/24 - 06/30/24	30	0.00	511,833.33	0.00	511,833.33	0.00	0.00	0.00	511,833.33	0.00
A-5	06/01/24 - 06/30/24	30	0.00	731,821.65	0.00	731,821.65	0.00	0.00	0.00	731,821.65	0.00
X-A	06/01/24 - 06/30/24	30	0.00	515,453.96	0.00	515,453.96	0.00	0.00	0.00	515,453.96	0.00
X-B	06/01/24 - 06/30/24	30	0.00	16,042.13	0.00	16,042.13	0.00	0.00	0.00	16,042.13	0.00
X-D	06/01/24 - 06/30/24	30	0.00	44,761.67	0.00	44,761.67	0.00	0.00	0.00	44,761.67	0.00
A-M	06/01/24 - 06/30/24	30	0.00	310,620.10	0.00	310,620.10	0.00	0.00	0.00	310,620.10	0.00
B	06/01/24 - 06/30/24	30	0.00	152,327.80	0.00	152,327.80	0.00	0.00	0.00	152,327.80	0.00
C	06/01/24 - 06/30/24	30	0.00	172,462.72	0.00	172,462.72	0.00	0.00	0.00	172,462.72	0.00
D	06/01/24 - 06/30/24	30	0.00	142,456.32	0.00	142,456.32	0.00	0.00	0.00	142,456.32	0.00
E-RR	06/01/24 - 06/30/24	30	0.00	91,207.51	0.00	91,207.51	0.00	0.00	0.00	91,207.51	0.00
F-RR	06/01/24 - 06/30/24	30	0.00	38,402.80	0.00	38,402.80	0.00	0.00	0.00	38,402.80	0.00
G-RR	06/01/24 - 06/30/24	30	978,219.72	111,261.93	0.00	111,261.93	53,870.58	0.00	0.00	57,391.36	1,032,090.30
VRR Interest	06/01/24 - 06/30/24	30	27,144.84	87,190.03	0.00	87,190.03	1,494.87	0.00	0.00	85,695.16	28,639.71
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,005,364.56	3,229,260.36	0.00	3,229,260.36	55,365.45	0.00	0.00	3,173,894.92	1,060,730.01

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
V1-A1 (Cert)	23312JBB8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A1 (EC)	N/A	N/A	666,258.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2 (Cert)	23312JBD4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2 (EC)	N/A	N/A	2,676,107.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A3 (Cert)	23312JBF9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A3 (EC)	N/A	4.182552%	4,190,133.48	2,541,566.76	7,049.61	8,858.53	0.00	0.00	15,908.14	2,534,517.15
V1-ASB (Cert)	23312JBH5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-ASB (EC)	N/A	4.182552%	997,584.76	575,190.73	17,482.25	2,004.80	0.00	0.00	19,487.05	557,708.48
V1-A4 (Cert)	23312JBK8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A4 (EC)	N/A	4.182552%	5,549,845.67	5,549,845.67	0.00	19,343.76	0.00	0.00	19,343.76	5,549,845.67
V1-A5 (Cert)	23312JBM4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A5 (EC)	N/A	4.182552%	7,322,410.88	7,322,410.88	0.00	25,521.97	0.00	0.00	25,521.97	7,322,410.88
V1-AM (Cert)	23312JBP7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-AM (EC)	N/A	4.182552%	2,904,622.73	2,904,622.73	0.00	10,123.95	0.00	0.00	10,123.95	2,904,622.73
V1-B (Cert)	23312JBR3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B (EC)	N/A	4.182552%	1,337,651.55	1,337,651.55	0.00	4,662.33	0.00	0.00	4,662.33	1,337,651.55
V1-C (Cert)	23312JBT9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-C (EC)	N/A	4.182552%	1,375,862.24	1,375,862.24	0.00	4,795.51	0.00	0.00	4,795.51	1,375,862.24
V1-D (Cert)	23312JBV4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D (EC)	N/A	4.182552%	1,490,522.05	1,490,522.05	0.00	5,195.15	0.00	0.00	5,195.15	1,490,522.05
V1-E (Cert)	23312JBX0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E (EC)	N/A	4.182552%	726,142.00	726,141.81	0.00	2,530.94	0.00	0.00	2,530.94	726,141.81
V1-F (Cert)	23312JBZ5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F (EC)	N/A	4.182552%	305,741.00	305,741.00	0.00	1,065.65	0.00	0.00	1,065.65	305,741.00
V1-G (Cert)	23312JCB7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-G (EC)	N/A	4.182552%	1,031,927.03	885,803.60	0.00	1,592.57	0.00	0.00	1,592.57	885,803.60
Regular Interest Total			30,574,810.19	25,015,359.02	24,531.86	85,695.16	0.00	0.00	110,227.02	24,990,827.16
								Exchangeable Certificate Detail continued to next page
Exchangeable Certificate Details
V1-A1	23312JAA1	N/A	666,258.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2	23312JAB9	N/A	2,676,107.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A3	23312JAC7	N/A	4,190,133.48	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-ASB	23312JAD5	N/A	997,584.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A4	23312JAE3	N/A	5,549,845.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A5	23312JAF0	N/A	7,322,410.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-AM	23312JAH6	N/A	2,904,622.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	23312JAJ2	N/A	1,337,651.55	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-C	23312JAK9	N/A	1,375,862.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	23312JAQ6	N/A	1,490,522.05	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	23312JAT0	N/A	726,142.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F	23312JAV5	N/A	305,741.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-G	23312JAX1	N/A	1,031,927.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-2	23312JCE1	4.182552%	30,574,810.00	25,015,359.02	24,531.86	85,695.16	0.00	0.00	110,227.02	24,990,827.16
Exchangeable Certificates Total			61,149,620.19	25,015,359.02	24,531.86	85,695.16	0.00	0.00	110,227.02	24,990,827.16

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

	Additional Information

Total Available Distribution Amount (1)	4,082,482.29

	Credit Opportunity
Other identity under which the Directing Certificateholder or it's parent entity primarily operates:	Partners Aggregator I
	L.P.
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,243,691.29	Master Servicing Fee	6,386.08
Interest Reductions due to Nonrecoverability Determination	(25,386.44)	Certificate Administrator Fee	4,786.89
Interest Adjustments	(838.63)	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	386.04
ARD Interest	0.00	Operating Advisor Fee	2,007.41
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,217,466.22	Total Fees	13,566.42

Principal		Expenses/Reimbursements
Scheduled Principal	723,294.28	Reimbursement for Interest on Advances	(22.32)
Unscheduled Principal Collections		ASER Amount	6,323.16
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,201.88
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	20,502.16
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	185,293.09	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	908,587.37	Total Expenses/Reimbursements	30,004.88

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,173,894.92
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	908,587.37
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,082,482.29
Total Funds Collected	4,126,053.59	Total Funds Distributed	4,126,053.59

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 30

Certificate Ratings Detail

				DBRS, Inc.		Fitch Ratings, Inc.		Moody's Investors Service, Inc			Standard & Poor's Rating Services
				Date Last			Date Last			Date Last			Date Last
Class		CUSIP	Original	Current¹	Original	Current¹		Original	Current¹		Original	Current¹
				Changed			Changed			Changed			Changed
	A1	23312JAA1	AAA	N/A	AAA	PIF	07/01/24	Aaa	N/A	07/01/24	AAA	N/A	07/01/24
	A2	23312JAB9	AAA	N/A	AAA	PIF	07/01/24	Aaa	N/A	07/01/24	AAA	N/A	07/01/24
	A3	23312JAC7	AAA	AAA	AAA	AAA	07/01/24	Aaa	Aaa	07/01/24	AAA	AAA	07/01/24
	ASB	23312JAD5	AAA	AAA	AAA	AAA	07/01/24	Aaa	Aaa	07/01/24	AAA	AAA	07/01/24
	A4	23312JAE3	AAA	AAA	AAA	AAA	07/01/24	Aaa	Aaa	07/01/24	AAA	AAA	07/01/24
	A5	23312JAF0	AAA	AAA	AAA	AAA	07/01/24	Aaa	Aaa	07/01/24	AAA	AAA	07/01/24
	XA	23312JAG8	AAA	AAA	AAA	AAA	07/01/24	Aa1	Aa1	07/01/24	AA+	AA+	07/01/24
	XB	23312JAL7	AA (low)	AA (low)	A-	A-	07/01/24	NR	NR	07/01/24	NR	N/A	07/01/24
	XD	23312JAN3	BBB (high)	BBB (high)	BBB-	BBB-	07/01/24	NR	NR	07/01/24	NR	N/A	07/01/24
	AM	23312JAH6	AAA	AAA	AAA	AAA	07/01/24	Aa3	Aa3	07/01/24	AA+	AA+	07/01/24
	B	23312JAJ2	AA (high)	AA (high)	AA-	AA-	07/01/24	NR	NR	07/01/24	AA-	AA-	07/01/24
	C	23312JAK9	A (high)	A (high)	A-	A-	07/01/24	NR	NR	07/01/24	NR	N/A	07/01/24
	D	23312JAQ6	BBB	BBB	BBB-	BBB-	07/01/24	NR	NR	07/01/24	NR	N/A	07/01/24
ERR		23312JAT0	BB (high)	N/A	BB-	N/A	07/01/24	NR	N/A	07/01/24	NR	N/A	07/01/24
	FRR	23312JAV5	BB (high)	BB (low)	B-	N/A	07/01/24	NR	N/A	07/01/24	NR	N/A	07/01/24
GRR		23312JAX1	NR	N/A	NR	N/A	07/01/24	NR	N/A	07/01/24	NR	N/A	07/01/24
VRR_1_RI			NR	N/A	NR	N/A	07/01/24	NR	N/A	07/01/24	NR	N/A	07/01/24
	S	23312JAZ6	NR	N/A	NR	N/A	07/01/24	NR	N/A	07/01/24	NR	N/A	07/01/24
NR	- Designates that the class was not rated by the above agency at the time of original issuance.
N/A	- Data not available this period.
X	- Designates that the above rating agency did not rate any classes in this transaction at the time of original issuance.
(1)

For any class not rated at the time of original issuance by any particular rating agency, no request has been made subsequent to issuance to obtain rating information, if any, from such rating agency. The current ratings were obtained directly from the applicable rating agency within 30 days of the payment date listed above. The ratings may have changed since they were obtained. Because the ratings may have changed, you may want to obtain current ratings directly from the rating agencies.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	926,494,805.95	926,494,805.95	Beginning Certificate Balance	926,494,805.95
(-) Scheduled Principal Collections	723,294.28	723,294.28	(-) Principal Distributions	908,587.37
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	185,293.09	185,293.09	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	925,586,218.58	925,586,218.58	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	927,739,991.97	927,739,991.97	Ending Certificate Balance	925,586,218.58
Ending Actual Collateral Balance	927,129,939.38	927,129,939.38

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.18%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	80,785,884.62	8.73%	35	4.7032	NAP	Defeased	3	80,785,884.62	8.73%	35	4.7032	NAP
7,499,999 or less	6	33,242,467.69	3.59%	34	4.7475	1.608745	1.39 or less	6	77,617,032.14	8.39%	34	4.7031	1.018949
7,500,000 to 14,999,999	7	73,809,364.90	7.97%	35	4.5735	1.490624	1.40 to 1.44	2	33,269,659.36	3.59%	33	4.6154	1.414643
15,000,000 to 24,999,999	9	178,262,939.56	19.26%	34	4.3318	1.793833	1.45 to 1.54	6	84,338,495.57	9.11%	34	4.5676	1.515943
25,000,000 to 49,999,999	7	251,569,897.36	27.18%	34	4.3527	1.924697	1.55 to 1.99	10	316,887,059.30	34.24%	34	4.0428	1.707841
50,000,000 to 74,999,999	4	232,915,664.45	25.16%	14	3.7386	2.766065	2.00 to 2.49	2	29,390,000.00	3.18%	35	4.3680	2.083590
75,000,000 or greater	1	75,000,000.00	8.10%	35	3.6694	1.690000	2.50 to 2.87	7	230,101,940.57	24.86%	25	4.0611	2.707198
Totals	37	925,586,218.58	100.00%	29	4.2011	2.006050	2.88 or greater	1	73,196,147.02	7.91%	(1)	3.5628	3.540000
							Totals	37	925,586,218.58	100.00%	29	4.2011	2.006050
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	11	80,785,884.62	8.73%	35	4.7032	NAP	Oregon	2	24,330,509.95	2.63%	35	4.3140	2.146646
Alabama	2	2,151,099.01	0.23%	(1)	3.5628	3.540000	Pennsylvania	4	3,772,051.83	0.41%	24	4.2082	2.966742
Arizona	2	5,058,738.20	0.55%	9	3.8225	3.309383	South Carolina	2	832,728.63	0.09%	(1)	3.5628	3.540000
Arkansas	1	289,089.82	0.03%	35	4.4860	2.720000	Texas	31	56,048,742.24	6.06%	25	4.2940	2.146085
California	23	267,029,426.46	28.85%	26	4.2001	1.931680	Utah	1	11,062,400.00	1.20%	33	3.7950	1.740000
Colorado	1	3,320,800.00	0.36%	33	3.7950	1.740000	Virginia	4	6,285,735.71	0.68%	15	3.9727	3.175893
Connecticut	2	6,642,750.33	0.72%	3	3.6699	3.444916	Washington	3	12,322,540.78	1.33%	34	4.0374	2.083768
Florida	6	14,478,874.08	1.56%	25	4.5381	1.944752	Wisconsin	5	5,842,588.34	0.63%	8	3.7077	3.213129
Georgia	3	45,384,741.11	4.90%	34	4.6435	1.484147	Wyoming	1	851,821.44	0.09%	35	4.4860	2.720000
Illinois	3	3,126,365.96	0.34%	35	4.4860	2.720000	Totals	159	925,586,218.58	100.00%	29	4.2011	2.006050
Indiana	7	15,834,997.26	1.71%	12	3.8914	3.248118
									Property Type³
Iowa	1	615,799.32	0.07%	(1)	3.5628	3.540000
Kentucky	2	25,676,823.96	2.77%	34	4.7346	1.778232		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	1	508,034.44	0.05%	(1)	3.5628	3.540000		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	3	7,296,259.60	0.79%	8	3.7036	3.188190	Defeased	11	80,785,884.62	8.73%	35	4.7032	NAP
Massachusetts	1	13,267,711.43	1.43%	35	4.7500	0.820000	Industrial	27	57,475,115.45	6.21%	3	3.6860	3.358984
Michigan	7	18,404,396.78	1.99%	19	3.8530	2.728697	Lodging	68	134,484,799.16	14.53%	35	4.4211	2.186915
Minnesota	5	5,501,029.05	0.59%	12	3.8619	3.190234	Mixed Use	5	108,829,023.83	11.76%	34	4.0796	2.388233
Missouri	3	2,968,432.65	0.32%	(1)	3.5628	3.540000	Multi-Family	4	42,499,124.20	4.59%	34	4.7713	1.653927
Nevada	3	43,033,341.43	4.65%	33	4.5586	1.631105	Office	21	229,228,765.54	24.77%	21	3.8258	2.092104
New Jersey	1	1,468,032.77	0.16%	35	4.4860	2.720000	Other	12	45,400,000.00	4.90%	33	3.7950	1.740000
New York	8	232,971,821.03	25.17%	34	3.8908	2.058283	Retail	10	216,501,082.79	23.39%	34	4.4302	1.538392
North Carolina	2	1,893,671.97	0.20%	23	4.1681	3.002411	Self Storage	1	10,382,423.14	1.12%	34	4.5250	2.840000
Ohio	5	4,991,218.61	0.54%	24	4.2098	2.965334	Totals	159	925,586,218.58	100.00%	29	4.2011	2.006050
Oklahoma	3	1,537,759.91	0.17%	25	4.2348	2.943143

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	80,785,884.62	8.73%	35	4.7032	NAP	Defeased	3	80,785,884.62	8.73%	35	4.7032	NAP
	4.4999% or less	17	605,161,450.99	65.38%	26	3.9455	2.291125	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	10	161,889,270.69	17.49%	34	4.6055	1.518379	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	7	77,749,612.28	8.40%	34	4.8275	1.365541	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	925,586,218.58	100.00%	29	4.2011	2.006050	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	34	844,800,333.96	91.27%	29	4.1531	2.057859
								Totals	37	925,586,218.58	100.00%	29	4.2011	2.006050
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	80,785,884.62	8.73%	35	4.7032	NAP	Defeased	3	80,785,884.62	8.73%	35	4.7032	NAP
	60 months or less	34	844,800,333.96	91.27%	29	4.1531	2.057859	Interest Only	16	572,700,664.45	61.87%	26	3.9216	2.344083
61 months to 115 months		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
116 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	61 months to 119 months	0	0.00	0.00%	0	0.0000	0.000000
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	120 months or greater	18	272,099,669.51	29.40%	34	4.6404	1.455431
	Totals	37	925,586,218.58	100.00%	29	4.2011	2.006050	Totals	37	925,586,218.58	100.00%	29	4.2011	2.006050
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	80,785,884.62	8.73%	35	4.7032	NAP			No outstanding loans in this group
Underwriter's Information		4	159,413,234.61	17.22%	18	4.0783	3.061801
	12 months or less	30	685,387,099.35	74.05%	31	4.1705	1.824354
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	925,586,218.58	100.00%	29	4.2011	2.006050
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A2A2	30312632	OF	New York	NY	Actual/360	3.669%	229,337.50	0.00	0.00	N/A	06/01/27	--	75,000,000.00	75,000,000.00	07/01/24
1A2C12	30312633	OF	New York	NY	Actual/360	3.669%	57,334.38	0.00	0.00	N/A	06/01/27	--	18,750,000.00	18,750,000.00	07/01/24
2	30312634	Various Various		Various	Actual/360	3.563%	217,321.19	0.00	0.00	N/A	06/05/24	--	73,196,147.02	73,196,147.02	07/05/24
3A1C1	30312641	MU	New York	NY	Actual/360	3.954%	164,747.81	0.00	0.00	N/A	05/06/27	--	50,000,000.00	50,000,000.00	07/06/24
3A1C4	30312642	MU	New York	NY	Actual/360	3.954%	65,899.12	0.00	0.00	N/A	05/06/27	--	20,000,000.00	20,000,000.00	07/06/24
3A1C5	30312643	MU	New York	NY	Actual/360	3.954%	32,949.56	0.00	0.00	N/A	05/06/27	--	10,000,000.00	10,000,000.00	07/06/24
4A1	30312644	LO	Various	Various	Actual/360	4.486%	149,533.33	0.00	0.00	N/A	06/01/27	--	40,000,000.00	40,000,000.00	07/01/24
4A7	30312650	LO	Various	Various	Actual/360	4.486%	149,533.33	0.00	0.00	N/A	06/01/27	--	40,000,000.00	40,000,000.00	07/01/24
5	30312661	MF	Dallas	TX	Actual/360	4.710%	235,143.73	118,509.98	0.00	N/A	06/06/27	--	59,909,231.34	59,790,721.36	07/06/24
6	30312585	OF	San Francisco	CA	Actual/360	3.555%	176,896.37	280,482.57	185,293.09	N/A	04/06/24	04/06/28	60,000,000.00	59,719,517.43	04/06/24
7	30312591	RT	New York	NY	Actual/360	4.000%	166,666.67	0.00	0.00	05/01/27	05/01/29	--	50,000,000.00	50,000,000.00	07/01/24
9	30312473	98	Various	Various	Actual/360	3.795%	143,577.50	0.00	0.00	04/06/27	04/06/28	--	45,400,000.00	45,400,000.00	07/06/24
11	30312664	RT	Lake Forest	CA	Actual/360	4.670%	131,255.49	55,322.37	0.00	N/A	05/06/27	--	33,727,321.45	33,671,999.08	07/06/24
12	30312665	LO	Monterey	CA	Actual/360	4.063%	118,504.17	0.00	0.00	N/A	05/01/27	--	35,000,000.00	35,000,000.00	07/01/24
13	30298407	OF	Reno	NV	Actual/360	4.580%	120,255.49	56,194.69	0.00	N/A	04/06/27	--	31,507,989.03	31,451,794.34	07/06/24
14	30312666	RT	Columbus	GA	Actual/360	4.620%	100,454.56	45,989.93	0.00	N/A	05/06/27	--	26,092,093.87	26,046,103.94	07/06/24
15	30312667	RT	Palm Desert	CA	Actual/360	4.370%	87,233.77	49,988.59	0.00	N/A	05/06/27	--	23,954,352.94	23,904,364.35	07/06/24
17	30312669	MF	Lexington	KY	Actual/360	4.750%	95,855.64	34,556.19	0.00	N/A	05/01/27	--	24,216,161.62	24,181,605.43	07/01/24
18	30298535	RT	Oregon City	OR	Actual/360	4.300%	80,625.00	0.00	0.00	N/A	06/06/27	--	22,500,000.00	22,500,000.00	07/06/24
19	30312670	RT	Warner Robins	GA	Actual/360	4.750%	70,690.95	35,529.49	0.00	N/A	04/01/27	--	17,858,766.66	17,823,237.17	07/01/24
20	30312671	MU	Santa Monica	CA	Actual/360	4.180%	69,649.25	0.00	0.00	N/A	06/06/27	--	19,995,000.00	19,995,000.00	07/06/24
21	30312672	IN	El Paso	TX	Actual/360	4.630%	64,949.25	27,649.73	0.00	N/A	06/06/27	--	16,833,500.13	16,805,850.40	07/06/24
22	30312673	RT	College Station	TX	Actual/360	4.540%	59,356.18	26,548.50	0.00	N/A	03/01/27	--	15,688,858.92	15,662,310.42	07/01/24
23	30312674	OF	Goleta	CA	Actual/360	4.460%	57,495.41	23,194.41	0.00	N/A	05/06/27	--	15,469,616.60	15,446,422.19	07/06/24
24	30312675	LO	Braintree	MA	Actual/360	4.750%	52,621.52	26,147.23	0.00	N/A	06/06/27	--	13,293,858.66	13,267,711.43	07/06/24
27	30298584	MF	Las Vegas	NV	Actual/360	4.560%	41,471.78	22,055.17	0.00	N/A	06/06/27	--	10,913,627.11	10,891,571.94	07/06/24
28	30312679	SS	El Monte	CA	Actual/360	4.525%	39,230.49	21,241.96	0.00	N/A	05/06/27	--	10,403,665.10	10,382,423.14	07/06/24
29	30312680	RT	El Cajon	CA	Actual/360	4.520%	42,625.73	16,795.57	0.00	N/A	05/06/27	--	11,316,565.60	11,299,770.03	07/06/24

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	30312682	RT	Richmond	TX	Actual/360	4.730%	36,073.81	18,052.21	0.00	N/A	06/01/27	--	9,151,916.74	9,133,864.53	05/01/20
32	30312683	MU	Redwood City	CA	Actual/360	4.990%	36,804.74	16,816.32	0.00	N/A	06/06/27	--	8,850,840.15	8,834,023.83	07/06/24
33	30312684	RT	Fern Park	FL	Actual/360	4.690%	25,296.07	12,909.15	0.00	N/A	05/01/27	--	6,472,342.42	6,459,433.27	07/01/24
34	30298581	LO	Brooklyn	NY	Actual/360	4.900%	0.00	0.00	0.00	N/A	06/06/27	--	6,217,087.59	6,217,087.59	06/06/20
35	30298538	IN	Carlsbad	CA	Actual/360	4.590%	26,354.25	0.00	0.00	N/A	06/06/27	--	6,890,000.00	6,890,000.00	07/06/24
36	30312685	OF	San Francisco	CA	Actual/360	4.350%	22,656.25	0.00	0.00	N/A	05/06/27	--	6,250,000.00	6,250,000.00	07/06/24
38	30312687	MF	St. Petersburg	FL	Actual/360	5.110%	18,862.41	8,315.81	0.00	N/A	05/06/27	--	4,429,529.20	4,421,213.39	07/06/24
39	30312688	OF	Irving	TX	Actual/360	4.900%	17,133.92	6,748.78	0.00	N/A	02/06/27	--	4,196,061.64	4,189,312.86	07/06/24
40	30312689	MF	Massena	NY	Actual/360	5.210%	13,069.60	5,538.72	0.00	N/A	06/06/27	--	3,010,272.16	3,004,733.44	07/06/24
Totals							3,217,466.22	908,587.37	185,293.09				926,494,805.95	925,586,218.58
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2A2	76,147,766.76	18,330,393.19	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2C12	76,147,766.76	18,330,393.19	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	12,327,308.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1C1	68,126,305.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1C4	68,126,305.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1C5	68,126,305.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	16,528,450.64	4,139,806.80	01/01/24	03/31/24	--	0.00	0.00	272,209.48	633,560.65	0.00	0.00
7	7,095,772.58	1,644,644.43	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	15,198,485.53	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,778,223.08	748,468.20	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	11,024,053.79	890,445.38	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,831,291.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,768,285.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,560,514.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,745,479.25	2,761,210.52	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,354,930.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,986,093.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,651,751.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,666,984.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,166,971.05	348,880.18	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	891,215.16	970,298.35	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,253,677.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,079,408.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,081,717.30	291,364.78	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	216,340.36	0.00	--	--	08/07/23	1,619,593.18	171,658.02	47,388.74	2,516,467.23	461,547.33	0.00
32	564,008.08	129,141.94	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	681,591.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	02/06/24	1,765,591.84	203,380.88	(74.09)	1,467,179.29	521,264.92	0.00
35	659,480.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	360,640.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	512,403.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	362,020.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	423,495,753.70	76,110,840.49				3,385,185.02	375,038.90	319,524.13	4,617,207.17	982,812.25	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
	30-59 Days			60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/12/24	0	0.00	1	59,719,517.43	2	15,350,952.12	0	0.00	1	6,217,087.59	1	59,719,517.43	0	0.00	0	0.00	4.201134%	4.183532%	29
06/12/24	0	0.00	0	0.00	2	15,369,004.33	0	0.00	1	6,217,087.59	0	0.00	1	5,769,340.56	0	0.00	4.201243%	4.183638%	30
05/10/24	0	0.00	0	0.00	2	15,385,785.73	0	0.00	1	6,217,087.59	0	0.00	0	0.00	1	10,553,031.27	4.197574%	4.179986%	31
04/12/24	0	0.00	0	0.00	2	15,403,701.18	0	0.00	1	6,217,087.59	0	0.00	0	0.00	0	0.00	4.201142%	4.183140%	32
03/12/24	0	0.00	0	0.00	2	15,420,341.83	0	0.00	1	6,217,087.59	0	0.00	0	0.00	0	0.00	4.201420%	4.183415%	33
02/12/24	0	0.00	0	0.00	2	15,451,889.61	0	0.00	1	6,229,648.65	0	0.00	0	0.00	0	0.00	4.201750%	4.183741%	34
01/12/24	0	0.00	0	0.00	2	15,479,205.30	0	0.00	1	6,240,468.21	0	0.00	0	0.00	0	0.00	4.202034%	4.184021%	35
12/12/23	0	0.00	0	0.00	2	15,506,408.61	0	0.00	1	6,251,242.31	0	0.00	0	0.00	0	0.00	4.202316%	4.184299%	36
11/10/23	0	0.00	0	0.00	2	15,535,562.26	1	6,262,820.00	0	0.00	0	0.00	1	3,126,147.22	0	0.00	4.202619%	4.184598%	37
10/13/23	0	0.00	0	0.00	2	15,562,533.71	1	6,273,500.18	0	0.00	0	0.00	0	0.00	0	0.00	4.200793%	4.182781%	37
09/12/23	0	0.00	0	0.00	2	15,591,463.87	1	6,284,987.35	0	0.00	0	0.00	0	0.00	0	0.00	4.201093%	4.183078%	38
08/11/23	0	0.00	0	0.00	2	15,618,205.34	1	6,295,574.39	0	0.00	0	0.00	1	2,908,365.20	0	0.00	4.201370%	4.183350%	39
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	30312585	04/06/24	2	2	272,209.48	633,560.65	775.18	60,000,000.00	03/22/24	98
31	30312682	05/01/20	49	6	47,388.74	2,516,467.23	648,479.15	9,929,693.67	05/05/20	98
34	30298581	06/06/20	48	6	(74.09)	1,467,179.29	1,707,021.33	6,684,496.69	06/08/20	7			10/06/23
Totals					319,524.13	4,617,207.17	2,356,275.66	76,614,190.36
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		73,196,147	73,196,147	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		697,270,554	681,919,602	9,133,865		6,217,088
37 - 48 Months		105,119,517	45,400,000	59,719,517		0
49 - 60 Months		50,000,000	50,000,000	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-24	925,586,219	850,515,749	0	59,719,517	9,133,865	6,217,088
Jun-24	926,494,806	851,125,802	60,000,000	0	9,151,917	6,217,088
May-24	932,845,063	857,459,277	0	0	69,168,698	6,217,088
Apr-24	944,021,532	868,617,831	0	0	69,186,614	6,217,088
Mar-24	944,613,807	929,193,465	0	0	9,203,254	6,217,088
Feb-24	945,308,910	929,857,020	0	0	9,222,241	6,229,649
Jan-24	945,906,924	930,427,719	0	0	9,238,737	6,240,468
Dec-23	946,502,554	930,996,145	0	0	9,255,166	6,251,242
Nov-23	947,143,202	931,607,640	0	0	9,272,742	6,262,820
Oct-23	950,860,048	935,297,515	0	0	9,289,034	6,273,500
Sep-23	951,495,943	935,904,479	0	0	9,306,477	6,284,987
Aug-23	952,081,750	936,463,545	0	0	9,322,631	6,295,574
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	30312585	59,719,517.43	60,000,000.00	294,000,000.00	03/13/17	4,118,943.55	2.69000	03/31/24	04/06/24	I/O
31	30312682	9,133,864.53	9,929,693.67	11,475,000.00	07/06/22	141,166.36	0.22000	09/30/23	06/01/27	274
34	30298581	6,217,087.59	6,684,496.69	8,550,000.00	06/22/23	885,198.00	1.83000	03/31/17	06/06/27	274
Totals		75,070,469.55	76,614,190.36	314,025,000.00		5,145,307.91

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	30312585	OF	CA	03/22/24	98

7.2.2024: Midland continues to work with debtor and Wells Fargo to have them effectuate transfer of funds (Pursuant to the Lender Disposition Notice sent to WF on 6.3 & 6.10.2024) from the DACA to the CMA. 6.5.2024: Midland closed 4-year extension with borrower on 5.24.2024 and it is in process of being booked. 5.3.2024: Closing of 4-year extension is imminent, expected by end of May-2024. Extension was approved via Midland ARWG on 4.24.2024 and copies of the RFA were distributed to appropriate parti es pursuant to the PSA. Eastdil Secured was engaged to provide a BOV on 4.24.2024. Notes were transferred to Special Servicing on 3.22.2024, due to imminent maturity default.

31	30312682	RT	TX	05/05/20	98

7/8/2024 - SS transferred on 5/5/2020 due to payment default. The Loan is collateralized by a 39,517 square foot unanchored retail Property located in Richmond, Texas. A Receiver was appointed on 4/5/2021 to manage and lease the Property.

A receiver sa le effort was launched in May and the asset was marketed by Edge Capital Markets via Ten-X. The auction occurred on June 26, 2024 and a buyer was identified. The closing is anticipated in 3Q2024.

34	30298581	LO	NY	06/08/20	7

7/8/2024 - Loan transferred to new special servicer effective 5/5/23. Loan initially transferred to special servicing on 6/8/20 due to payment default. Collateral is a 42-key, 4-story, limited service independent (formerly Choice system) hotel in

Brooklyn , NY. A receiver was appointed 2/27/23, and took control of asset in August 2023. Foreclosure judgment received 5/5/23. Foreclosure sale completed 9/28/23. The REO is currently under management, with the hotel closed for operations. REO sale marketing has launched. REO auction scheduled for 7/17/24 (moved from 6/26/24).

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4A1	30312644	40,000,000.00	4.48600%	40,000,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
4A1	30312644	0.00	4.48600%	0.00	4.48600%	8	09/08/20	09/01/20	08/31/20
4A7	30312650	40,000,000.00	4.48600%	40,000,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
4A7	30312650	0.00	4.48600%	0.00	4.48600%	8	09/08/20	09/01/20	08/31/20
6	30312585	0.00	3.55470%	0.00	3.55470%	9	05/24/24	05/24/24	06/25/24
11	30312664	0.00	4.67000%	0.00	4.67000%	10	05/03/21	05/06/21	06/09/21
11	30312664	0.00	4.67000%	0.00	4.67000%	10	06/09/21	05/06/21	05/03/21
Totals		80,000,000.00		80,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
25	30312676 05/12/22	12,734,638.88	11,600,000.00	8,726,507.97	1,579,841.01	8,726,507.97	7,146,666.96	5,587,971.92	0.00	175,992.11	5,411,979.81	40.61%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		12,734,638.88	11,600,000.00	8,726,507.97	1,579,841.01	8,726,507.97	7,146,666.96	5,587,971.92	0.00	175,992.11	5,411,979.81

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
25	30312676	06/12/23	0.00	0.00	5,411,979.81	0.00	0.00	7,109.53	0.00	0.00	5,411,979.81
		02/10/23	0.00	0.00	5,404,870.28	0.00	0.00	(1,500.00)	0.00	0.00
		01/12/23	0.00	0.00	(457,463.52)	0.00	0.00	(181,601.64)	0.00	0.00
		05/12/22	0.00	0.00	5,587,971.92	0.00	0.00	5,587,971.92	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	5,411,979.81	0.00	0.00	5,411,979.81	0.00	0.00	5,411,979.81

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(22.32)	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	20,502.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	1,906.65	0.00	0.00	6,323.16	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	1,295.23	0.00	0.00	0.00	0.00	25,386.44	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,201.88	0.00	20,502.16	6,323.16	0.00	25,386.44	(22.32)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		55,391.32

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30